Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current liabilities
Schedule of other current liabilities

	As of December 31,
in 000€	2023	2022	2021
Payroll-related liabilities	12,786	15,192	11,836
Non-income tax payables	1,139	2,016	2,058
Accrued charges	927	1,718	1,170
Advances received	289	795	276
Derivatives	—	—	118
Cash settled share-based payment plan	—	9	147
Other current liabilities	562	227	367
Total	15,703	19,957	15,972